Note 13 - Employee Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Employee Benefit Plans [Text Block]
13.  EMPLOYEE BENEFITS

Retirement Plan

The Banks maintain section 401(k) employee savings and investment plans for all full-time employees and officers of the Banks with more than one year of service.  The Banks’ contributions to the plans are based on 50 percent matching of voluntary contributions up to 6 percent of compensation.  An eligible employee can contribute up to 15 percent of salary.  Employee contributions are vested at all times, and MBC contributions are fully vested after six years beginning at the second year in 20 percent increments.  EB contributions are vested at 25 percent for less than a year of employment, 50 percent after one year, 75 percent after two years, and fully vested after three years.  Contributions for 2012, 2011, and 2010 to these plans amounted to $125,000, $104,000, and $106,000, respectively.

Supplemental Retirement Plan

MBC maintains a Directors’ Retirement Plan to provide postretirement payments over a ten-year period to members of the Board of Directors who have completed five or more years of service. The plan requires payment of 25 percent of the final average annual board fees paid to a director in the three years preceding the director’s retirement.

The following table illustrates the components of the net periodic pension cost for the Directors’ Retirement Plan for the years ended:

Projected Payments
2013	$34,000
2014	34,000
2015	34,000
2016	29,000
2017	23,000
Thereafter	41,000
Total	$195,000

The retirement plan is available solely for nonemployee directors of The Middlefield Banking Company, but the bank has not entered into any additional retirement arrangements for nonemployee directors since 2001.  Of the director participants, all but one have retired, but the ten-year benefit payments for the director who continues to serve began in 2010 because he attained the age 75 retirement age in that year.
Executive Deferred Compensation Plan

The Company maintains an Executive Deferred Compensation Plan (the “Plan”) to provide post-retirement payments to members of senior management.  The Plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to five officers, with contributions made solely by the Banks.  During 2012, 2011, and 2010, the Company contributed $139,000, $91,000, and $92,000, respectively, to the Plan.

Stock Option and Restricted Stock Plan

The Company maintains a stock option and restricted stock plan (“the Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company.  A total of 160,000 shares of authorized and unissued or issued common stock are reserved for issuance under the Plan, which expires ten years from the date of stockholder ratification.  The per share exercise price of an option granted will not be less than the fair value of a share of common stock on the date the option is granted.  No option shall become exercisable earlier than one year from the date the Plan was approved by the stockholders.

The following table presents share data related to the outstanding options:

	2012	Weighted- average Exercise Price	2011	Weighted- average Exercise Price

Outstanding, January 1	88,774	$26.81	89,077	$27.87
Granted	-	-	9,000	17.55
Forfeited	(9,081)	22.94	(9,303)	28.03

Outstanding, December 31	79,693	$27.25	88,774	$26.81

Exercisable, December 31	79,693	$27.25	79,774	$27.85

Stock Option and Restricted Stock Plan (Continued)

The following table summarizes the characteristics of stock options at December 31, 2012:

		Outstanding			Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life	Average Exercise Price	Shares	Average Exercise Price

December 8, 2003	$24.29	18,112	0.94	$24.29	18,112	$24.29
May 12, 2004	27.35	907	1.33	27.35	907	27.35
December 13, 2004	30.45	11,223	1.95	30.45	11,223	30.45
December 14, 2005	36.73	7,163	2.95	36.73	7,163	36.73
December 10, 2006	40.24	3,150	3.95	40.24	3,150	40.24
April 19, 2007	37.33	3,639	4.31	37.33	3,639	37.73
May 16, 2007	37.48	1,337	4.41	37.48	1,337	37.48
December 10, 2007	37.00	2,450	4.95	37.00	2,450	37.00
January 2, 2008	36.25	1,337	5.12	36.25	1,337	36.25
November 10, 2008	23.00	21,500	5.95	23.00	21,500	23.00
May 9, 2011	17.55	8,875	8.41	17.55	8,875	17.55

		79,693			79,693

For the years ended December 31, 2012, 2011, and 2010, the Company granted 1,722, 2,400, and 110 shares, respectively, of common stock under the Omnibus Equity Plan.  The Company recognizes compensation expense in the amount of fair value of the common stock at the grant date and as an addition to stockholders’ equity.